Post-employment benefits	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Post-employment benefits

Note 10.    Post-employment benefits

The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:

Defined benefit plan expense

					For the three months ended				For the nine months ended
$ millions	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
	Pension plans			Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$54	$54	$55	$3	$2	$3	$163	$167	$8	$10
Net interest (income) expense	(5)	(4)	(4)	6	6	7	(13)	(10)	18	19
Plan administration costs	2	2	2	–	–	–	5	5	–	–
Net defined benefit plan expense recognized in net income	$51	$52	$53	$9	$8	$10	$155	$162	$26	$29

Defined contribution plan expense

		For the three months ended		For the nine months ended
$ millions	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
Defined contribution pension plans	$6	$8	$6	$22	$21
Government pension plans (1)	31	34	30	92	96
Total defined contribution plan expense	$37	$42	$36	$114	$117
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Remeasurement of employee defined benefit plans(1)

					For the three months ended				For the nine months ended
$ millions	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2019 Apr. 30	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31	2019 Jul. 31	2018 Jul. 31
	Pension plans			Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(401)	$(313)	$181	$(25)	$(22)	$13	$(1,085)	$318	$(73)	$26
Net actuarial gains (losses) on plan assets	307	324	105	–	–	–	851	93	–	–
Changes in asset ceiling excluding interest income	–	–	(1)	–	–	–	–	1	–	–
Net remeasurement gains (losses) recognized in OCI	$(94)	$11	$285	$(25)	$(22)	$13	$(234)	$412	$(73)	$26
(1)

The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.